Discontinued operations and assets held for sale - Narrative (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of subsidiaries [line items]
Purchase of interests in investments accounted for using equity method		£ 82,000,000	£ 143,000,000	£ 129,000,000
Derivative assets		1,342,000,000	1,153,000,000
Net cash outflow from operating activities – discontinued operations		97,000,000	71,000,000	207,000,000
Net cash outflow from operating activities – discontinued operations, paid to the Warm Homes Fund, utilisation of provisions and payment of the final transaction fees incurred		66,000,000
Net cash inflow from investing activities – discontinued operations		6,000,000	156,000,000	171,000,000
Net cash outflow from financing activities – discontinued operations		0	0	231,000,000
UK Gas Distribution (Cadent)
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed	39.00%
Quadgas HoldCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed	39.00%
Purchase of interests in investments accounted for using equity method	£ 1,956,000,000
Investments in associates	1,494,000,000
Receivables due from associates	352,000,000
Derivative assets	110,000,000
Discontinued operations
Disclosure of subsidiaries [line items]
Gain on disposal, after tax	9,000,000	9,000,000	0	0
Net cash outflow from financing activities – discontinued operations		£ 0	£ 0	£ 231,000,000
Discontinued operations | Quadgas HoldCo Limited
Disclosure of subsidiaries [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	£ 1,965,000,000